Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 14.9	$ 13.3	$ 7.0
Amortization expense - other definite-lived intangibles	$ 0.9	$ 1.0	$ 1.1